Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 142	$ 182
Increase based on tax positions related to current year	52	11
(Decrease) Increase based on tax positions of prior years	(17)	2
Settlements	(10)	(5)
Foreign currency translation	(4)	(5)
Statute expirations	(21)	(43)
Balance, ending of year	$ 142	$ 142